RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

(i) Related Parties

Name of Related Parties	Relationship with the Company
Beijing Puhui Sizhong Technology Limited Company	A company controlled by Mr. Changxun Sun
Changxun Sun, Zhiqiang Xu, Muchao Deng	Three management employees
Beijing Jingu Shitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 55.38% equity interest and has significant influence
Hi Sun Technology (China) Limited	A company that controls Main Access Limited, an entity that is a shareholder of the Company
Shanghai Keshen Information Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence since December 2021
Beijing Lianxinzhihui Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 15.93% equity interest and has significant influence
Shenzhen City Yunjitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 18.52% equity interest and has significant influence
Shenyang Yunrongxin Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence

(ii) The Company had the following related party transactions for the years ended December 31, 2021, 2022 and 2023:

		Year ended December 31,
	Note	2021	2022	2023
		RMB	RMB	RMB
Interest free loans collected from related parties:
-Three management employees	(a)	900	-	-
Beijing Jingu Shitong Technology Co., Ltd	(a)	1,400	-	-

Cloud-based UC&C services provided to a related party:
-Hi Sun Technology (China) Limited	(b)	5,158	-	-
-Shanghai Keshen Information Technology Co., Ltd.	(b)	-	34	6

CPaaS services provided to related parties:
-Beijing Lianxinzhihui Technology Co., Ltd.	(c)	200	-	-
-Shenyang Yunrongxin Technology Co., Ltd	(c)	532	1,341	913
-Shenzhen City Yunjitong Technology Co., Ltd	(c)	5	2	-
-Beijing Jingu Shitong Technology Co., Ltd	(c)	99	-	-
Project development services purchased from related parties:
-Shenyang Yunrongxin Technology Co., Ltd	(d)	-	-	321
- Shanghai Keshen Information Technology Co., Ltd.	(d)	-	-	3,302

Research and development services purchased from a related party:
-Hi Sun Technology (China) Limited	(d)	1,974	-	-

(a) Interest free loans provided to and collected from related parties

As of December 31, 2020, the amounts due from the three management employees were RMB900. The Company received repayments of RMB900 in cash from the three management employees of the Group in January 2021.

For the year ended December 31, 2020, the Company provided interest-free loans of RMB1,400 to Beijing Jingu Shitong Technology Co., Ltd. (“Jingu”). As of December 31, 2020, the amount due from Jingu was RMB1,400. The Company received RMB1,400 in cash from Jingu in January 2021.

(b) Cloud-based UC&C services provided to a related party

The Company provided Cloud-based UC&C services to subsidiaries of Hi Sun Technology (China) Limited (“Hi Sun Group”), a company which controls Main Access Limited, one of the Company’s shareholders. Revenues of RMB5,158, nil and nil were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2021 ,2022 and 2023, respectively.

The Company provided Cloud-based UC&C services to subsidiaries of Shanghai Keshen Information Technology Co., Ltd (“Shanghai Keshen”). Revenues of nil, RMB34 and RMB6 were recorded in the consolidated statements of comprehensive loss for the year ended December 31, 2021,2022 and 2023. Amounts due from Shanghai Keshen were nil and RMB4 as of December 31, 2022 and 2023, which are included in accounts receivable - related parties, net on the consolidated balance sheets. Amounts due to Shanghai Keshen were RMB53 and RMB51, which were deposits as of December 31, 2022 and 2023.

(c) CPaaS services provided to related parties

The Company provided CPaaS services to Lianxinzhihui. Revenues of RMB200, nil, and nil were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2021, 2022 and 2023, respectively.

The Company provided CPaaS services to Shenyang Yunrongxin Technology Co., Ltd (“Shenyang Yunrongxin”). Revenues of RMB532, RMB1,341 and RMB913 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2021, 2022 and 2023, respectively. Amounts due from Shenyang Yunrongxin were RMB99 and RMB700 as of December 31, 2022 and 2023, which are included in accounts receivable - related parties, net on the consolidated balance sheets.

The Company provided CPaaS services to Shenzhen City Yunjitong Technology Co., Ltd (“Shenzhen City Yunjitong”). Revenues of RMB5, RMB2 and nil were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2021, 2022 and 2023, respectively.

The Company provided CPaaS services to Jingu. Revenues of RMB 99, nil, and nil were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2021, 2022 and 2023, respectively.

(d) Outsourcing services purchased from related parties

The Company research and development services from Hi Sun Group, which is included in research and development expenses of RMB1,974, nil, and nil for the years ended December 31, 2021,2022 and 2023, respectively.

The Company purchased from Shenyang Yunrongxin project development services, which is included in cost of revenues of nil, nil and RMB321, for the years ended December 31, 2021, 2022 and 2023, respectively. Amounts due to Shenyang Yunrongxin were RMB722 and RMB150 as of December 31, 2022 and 2023, which are included in accounts amounts due to related parties on the consolidated balance sheets.

The Company purchased project development services from Shanghai Keshen, which is included in cost of revenues of nil, nil and RMB3,302, for the years ended December 31, 2021, 2022 and 2023, respectively. Amounts due from Shanghai Keshen were RMB105 and RMB3,350, which were prepayment of project development services fee as of December 31, 2022 and 2023, respectively.

The Company purchased project development services from Shenzhen City Yunjitong, amounts due to Shenzhen City Yunjitong were RMB5 and RMB4 as of December 31, 2022 and 2023, which are included in accounts amounts due to related parties on the consolidated balance sheets.

(iii) The Company had the following related party balances as of December 31, 2022 and 2023:

	Notes	2022	2023
		RMB	RMB
Accounts receivable - related parties, net:
-Shanghai Keshen Information Technology Co., Ltd.	(b)	-	4
-Shenyang Yunrongxin Technology Co., Ltd	(c)	99	700

Amounts due from related parties:
-Shanghai Keshen Information Technology Co., Ltd.	(d)	105	3,350
Total amounts due from related parties		105	3,350

Amounts due to related parties:
-Shenyang Yunrongxin Technology Co., Ltd	(d)	722	150
-Shenzhen City Yunjitong Technology Co., Ltd	(d)	5	4
-Shanghai Keshen Information Technology Co., Ltd.	(b)	53	51
Total amounts due to related parties		780	205